Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of the major related parties and their relationships with the Group
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2025:

Name of related parties	Relationship with the Group
JD Technology	An investee of the Group, and controlled by the Founder
Property Funds	Investees of the Group

Schedule of the major related party transactions
(a)	The Group entered into the following transactions with the major related parties:

	For the year ended December 31,
	2023	2024		2025
	(RMB in millions)
Revenues:
Services provided and products sold to JD Technology	1,696	1,701		1,779
Services provided to Property Funds	177	208		210
Cost of revenues and operating expenses:
Payment processing and other services received from JD Technology	13,833	13,693		15,511
Lease and property management services received from Property Funds	1,681	1,765		1,843
Other income:
Interest income from loans provided to JD Technology	287	—	*	14
Interest income from loans provided to Property Funds	56	48		42

*	Absolute value is less than RMB1 million or US$1 million.

Schedule of the major related party balances
(b)	The Group had the following balances with the major related parties:

	As of December 31,
	2024	2025
	(RMB in millions)
Due from/(to) JD Technology
Loans provided to JD Technology (1)	—	673
Other (payables to)/receivables from JD Technology	(1,170)	456
Due from Property Funds
Loans provided to Property Funds (1)	2,457	656
Other receivables from Property Funds	1,837	134

Total	3,124	1,919

(1)
In relation to the loans provided to JD Technology and Property Funds, the Group charged JD Technology and Property Funds interests, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.